Loans Payable (Details Narrative) (10-K)								3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 04, 2018 USD ($)	Jun. 04, 2018 ARS ($)	Feb. 23, 2018 USD ($)	Jan. 25, 2018 USD ($)	Aug. 19, 2017 USD ($) ha	Mar. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Proceeds from loans payable						$ 519,156	$ 519,156
Debt instrument interest rate					0.00%	24.18%	24.18%
Debt maturity date						Mar. 01, 2021	Mar. 01, 2021
Number of installment description						Forty-two monthly installments beginning on October 1, 2017 and ending on March 1, 2021	Forty-two monthly installments beginning on October 1, 2017 and ending on March 1, 2021
Interest expense								$ 13,242	$ 16,826	$ 51,063	$ 59,614	$ 85,116	$ 100,115
Loans payable net current								764,444		764,444		871,106	256,724
Loans payable, net, non-current								143,586		143,586		234,791	634,930
Area of land | ha					845
Payment to purchase of land					$ 100,000
Notes payable					600,000
Debt instrument periodic payment					50,000
Payment to acquire property					$ 400,000					147,944	370,696	292,213	930,368
Debt instrument imputed interest					7.00%
Notes payable net of debt discount					$ 517,390
Amortization of debt discount										15,545	250,265	259,709	12,217
Land Loan [Member]
Debt Instrument [Line Items]
Loans payable								454,947		454,947		461,902
Loans payable net current								311,361		311,361		227,111
Loans payable, net, non-current								143,586		143,586		234,791
Debt instrument unamortized discount								22,553		22,553		38,098	70,393
Debt discount current								16,139		16,139		22,889
Debt discount non-current								6,414		6,414		15,209
2018 Loan [Member]
Debt Instrument [Line Items]
Proceeds from loans payable				$ 525,000
Debt instrument interest rate				6.75%
Debt maturity date				Jan. 25, 2023
Number of installment description				60 equal monthly installments
Interest expense								7,223	7,989	21,230	22,042	33,420
Debt instrument periodic payment			$ 10,311
Debt instrument unamortized discount
Demand Loan [Member]
Debt Instrument [Line Items]
Proceeds from loans payable	$ 55,386
Debt instrument interest rate	10.00%	10.00%
Interest expense								1,881	13,919	8,145	20,751	23,427
Debt instrument unamortized discount
Algodon Wine Estates [Member]
Debt Instrument [Line Items]
Amortization of debt discount								$ 809	$ 7,984	15,545	$ 22,941	32,295	$ 12,217
2017 Loan [Member]
Debt Instrument [Line Items]
Decrease in loans										91,439		243,438
Principal payments of loans										44,932		49,206
Effect of fluctuations in the foreign currency exchange rate										$ 46,507		$ 194,232
Argentine Peso [Member]
Debt Instrument [Line Items]
Proceeds from loans payable						$ 8,000,000	$ 8,000,000
Argentine Peso [Member] | Demand Loan [Member]
Debt Instrument [Line Items]
Proceeds from loans payable		$ 1,600,000